Income (Loss) Before Income Taxes (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Income Loss From Continuing Operations Before Income Taxes Minority Interest By Jurisdiction [Abstract]
Mainland China	¥ 24,970	$ 3,421	¥ 28,449	¥ 18,306
Non-Mainland China	3,652	500	(3,251)	(8,194)
Income before income taxes	¥ 28,622	$ 3,921	¥ 25,198	¥ 10,112